Fair Values (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial assets for which carrying values equal or approximate fair value
Cash and cash equivalents	$ 22,250,000,000	$ 24,893,000,000	$ 16,356,000,000	$ 16,599,000,000
Financial liabilities carried at other than fair value
Certificates of deposit	9,577,000,000	12,000,000,000
Long-term debt	58,973,000,000	59,570,000,000
Fair Values (Textuals) [Abstract]
Accounts receivable, less reserves	42,338,000,000	40,452,000,000
Cardmember loans, net	63,758,000,000	60,747,000,000
Variable Interest Enterprise [Member]
Financial liabilities carried at other than fair value
Long-term debt	19,277,000,000	20,856,000,000
Carrying Value [Member]
Financial assets for which carrying values equal or approximate fair value
Other financial assets	47,000,000,000	45,000,000,000
Financial assets carried at other than fair value
Loans, net	64,000,000,000	61,000,000,000
Financial Liabilities:
Financial liabilities for which carrying values equal or approximate fair value	55,000,000,000	51,000,000,000
Estimate of Fair Value, Fair Value Disclosure [Member]
Financial assets for which carrying values equal or approximate fair value
Cash and cash equivalents	22,000,000,000	25,000,000,000
Other financial assets	47,000,000,000	45,000,000,000
Financial assets carried at other than fair value
Loans, net	65,000,000,000	62,000,000,000
Financial Liabilities:
Financial liabilities for which carrying values equal or approximate fair value	55,000,000,000	51,000,000,000
Financial liabilities carried at other than fair value
Certificates of deposit	10,000,000,000	12,000,000,000
Long-term debt	62,000,000,000	62,000,000,000
Estimate of Fair Value, Fair Value Disclosure [Member] | Variable Interest Enterprise [Member]
Financial assets carried at other than fair value
Loans, net	32,400,000,000	33,300,000,000
Financial liabilities carried at other than fair value
Long-term debt	19,500,000,000	21,100,000,000
Fair Values (Textuals) [Abstract]
Accounts receivable, less reserves	8,000,000,000	8,000,000,000
Level 1 [Member]
Financial assets for which carrying values equal or approximate fair value
Cash and cash equivalents	21,000,000,000
Other financial assets	0
Financial assets carried at other than fair value
Loans, net	0
Financial Liabilities:
Financial liabilities for which carrying values equal or approximate fair value	0
Financial liabilities carried at other than fair value
Certificates of deposit	0
Long-term debt	0
Level 2 [Member]
Financial assets for which carrying values equal or approximate fair value
Cash and cash equivalents	1,000,000,000
Other financial assets	47,000,000,000
Financial assets carried at other than fair value
Loans, net	0
Financial Liabilities:
Financial liabilities for which carrying values equal or approximate fair value	55,000,000,000
Financial liabilities carried at other than fair value
Certificates of deposit	10,000,000,000
Long-term debt	62,000,000,000
Level 3 [Member]
Financial assets for which carrying values equal or approximate fair value
Cash and cash equivalents	0
Other financial assets	0
Financial assets carried at other than fair value
Loans, net	65,000,000,000
Financial Liabilities:
Financial liabilities for which carrying values equal or approximate fair value	0
Financial liabilities carried at other than fair value
Certificates of deposit	0
Long-term debt	$ 0